Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 2,579.2		$ 679.7
Investments	2,221.9		2,211.8
Premiums receivable, net	804.7		761.4
Other receivables, net	808.0		701.5
Accrued investment income	194.3		195.8
Collateral received under securities loan agreements	47.1		0
Income taxes receivable	139.9		161.9
Deferred income taxes	426.5		387.2
Other current assets	1,022.8		790.7
Total current assets	8,244.4		5,890.0
Long-term investments	19,698.2		18,083.2
Reinsurance recoverables	876.8		921.7
Goodwill	6,214.4	[1]	6,203.9	[1]
Other acquired intangible assets, net	818.7		958.6
Property and equipment, net	540.0		556.9
Other long-term assets	854.9		760.6
Separate Accounts Assets	4,247.1		5,218.2
Total assets	41,494.5		38,593.1
Current liabilities:
Health care costs payable	2,992.5		2,675.5
Future policy benefits	739.9		668.0
Unpaid claims	620.7		581.2
Unearned premiums	403.5		369.7
Policyholders' funds	1,276.9		1,281.6
Collateral payable under securities loan agreements	47.1		0
Short-term debt	0		425.9
Accrued expenses and other current liabilities	2,407.0		2,520.3
Total current liabilities	8,487.6		8,522.2
Future policy benefits	6,853.7		6,092.8
Unpaid claims	1,546.9		1,505.8
Policyholders' funds	1,364.0		1,351.6
Long-term debt	6,481.3		3,977.7
Deferred income taxes	473.5		208.8
Other long-term liabilities	1,634.6		1,595.8
Separate Accounts liabilities	4,247.1		5,218.2
Total liabilities	31,088.7		28,472.9
Commitments and contingencies (Note 18)
Shareholders' equity:
Common stock ($.01 par value; 2.6 billion shares authorized and 327.6 million shares issued and outstanding in 2012; 2.6 billion shares authorized and 349.7 million shares issued and outstanding in 2011) and additional paid-in capital	1,095.3		962.8
Retained earnings	10,343.9		10,346.6
Accumulated other comprehensive loss	(1,033.4)		(1,189.2)
Total shareholders' equity	10,405.8		10,120.2
Total liabilities and shareholders' equity	$ 41,494.5		$ 38,593.1

[1]	At December 31, 2012 and 2011, approximately $113 million and $104 million, respectively, was assigned to the Group Insurance segment, with the remainder assigned to the Health Care segment.